SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
SHORT-TERM INVESTMENTS
Summary of short-term investments

	As of December 31,
	2024	2025

	(HK$ in thousands)

Held-to-maturity debt securities	1,507,751	2,964,575
Available-for-sale debt securities	—	2,172,718
Financial assets at fair value through profit or loss	739,136	1,535,485
Money market funds	164,187	16,093
Total	2,411,074	6,688,871